CAPITAL STOCK (Tables)	12 Months Ended
Jul. 22, 2013
Text Block [Abstract]
Summary of Transactions Under Stock Option Plans

A summary of the transactions under the stock option plans is as follows:

	Shares Under Option	Weighted- Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 2, 2010	4,619,346	$20.17	5.8	$34.2
Granted	537,807	25.55
Exercised	(848,106)	16.83
Cancelled	(60,137)	23.84

Outstanding at January 1, 2011	4,248,910	$21.47	5.7	$44.3
Granted	398,749	36.75
Exercised	(887,671)	19.90
Cancelled	(65,004)	26.79

Outstanding at December 31, 2011	3,694,984	$23.40	5.5	$45.7
Granted	451,277	39.70
Exercised	(1,364,751)	19.90
Cancelled	(31,019)	35.55

Outstanding at December 29, 2012	2,750,491	$27.67	5.9	$34.4
Estimated forfeitures	(3,679)

Vested or expected to vest at December 29, 2012	2,746,812	$27.65	5.9	$34.4
Nonvested at December 29, 2012 and expected to vest	(759,886)

Exercisable at December 29, 2012	1,986,926	$24.37	5.0	$31.4

Summary of Nonvested Restricted Shares Issued Under Stock Award Plans

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Performance Awards	Weighted- Average Grant Date Fair Value
Nonvested at January 2, 2010	640,470	$21.34	263,905	$17.22
Granted	262,342	25.51	215,027	24.30
Vested	(117,438)	22.71	—	—
Forfeited	(21,828)	21.93	(4,407)	17.11

Nonvested at January 1, 2011	763,546	$22.55	474,525	$20.43
Granted	200,427	36.57	206,148	36.63
Vested	(165,186)	24.27	—	—
Forfeited	(52,858)	24.72	(39,343)	24.76

Nonvested at December 31, 2011	745,929	$25.78	641,330	$25.37
Granted	351,674	40.27	200,595	39.78
Vested	(365,217)	25.02	(436,176)	21.26
Forfeited	(33,155)	32.26	(16,052)	25.64

Nonvested at December 29, 2012	699,231	$33.16	389,697	$37.85